CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended				6 Months Ended			12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating expenses:
General and administrative					$ 16,363,000	$ 6,489,000		$ 20,058,000	$ 12,902,000	$ 9,978,000
Loss from operations					(39,708,000)	(12,361,000)		(69,013,000)	(56,152,000)	24,833,000
Other incomes (expenses):
Income (loss) before income tax expense								(67,909,000)	(55,672,000)	25,571,000
Income tax expense					6,660,000	(52,000)		683,000	(6,628,000)	(9,810,000)
Net income (loss)					(33,112,000)	(11,658,000)		(67,226,000)	(62,300,000)	$ 15,761,000
GRAF INDUSTRIAL CORP.
Operating expenses:
General and administrative	$ 485,980		$ 221,356		895,511	324,803	$ 179,880	617,187
Franchise tax expense							103,013	100,350
Loss from operations	(485,980)		(221,356)		(895,511)	(324,803)	(282,893)	(717,537)
Other incomes (expenses):
Investment income on Trust Account	72,958		1,471,028		845,679	2,893,394	1,125,181	5,239,790	$ 1,125,181
Change in fair value of warrant liability			(575,279)		(2,800,110)	(3,376,517)	3,448,173	(17,365,901)
Total other income (expenses)	72,958		895,749		(1,954,431)	(483,123)	4,573,354	(12,126,111)
Income (loss) before income tax expense	(413,022)		674,393		(2,849,942)	(807,926)	4,290,461	(12,843,648)
Income tax expense	4,821		319,342		156,571	611,714	(214,655)	(1,079,282)
Net income (loss)	$ (417,843)	$ (2,588,670)	$ 355,051	$ (1,774,691)	$ (3,006,513)	$ (1,419,640)	$ 4,075,806	$ (13,922,930)
Weighted average shares outstanding of Public Shares	13,585,117		24,376,512		18,980,815	24,376,512	24,201,371	24,376,512
Basic and diluted net income per share, Public Shares	$ 0.00		$ 0.05		$ 0.03	$ 0.09	$ 0.03	$ 0.17
Weighted average shares outstanding of Founder Shares	6,094,128		6,094,128		6,094,128	6,094,128	6,094,128	6,094,128
Basic and diluted net loss per share, Founder Shares	$ (0.07)		$ (0.13)		$ (0.59)	$ (0.61)	$ 0.54	$ (2.94)